Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
Note 9 - Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of December 31, 2021 and 2020 consists of the following:

	December 31, 2021	December 31, 2020
	(in thousands)
Charging station expenses	$5,393	$4,812
Lease incentive liability	2,354	4,038
Employee related expenses	9,239	3,713
Financing transaction costs	—	3,459
Deposit liability	850	2,509
Accrued interest	1,294	1,426
Other	1,038	1,576
Total accrued expenses and other liabilities	$20,168	$21,533
Charging station expenses consist primarily of accrued installation costs and rent expenses. Accrued employee expenses consist of accrued bonuses and commissions. Financing transaction costs are in connection to the issuances of Legacy Volta Series D Preferred Stock for the year ended December 31, 2020. Lease incentive liability consists of payments received in excess of the SSP for performance obligations related to Network Development arrangements. These liabilities are recorded in ROU assets upon lease commencement.